Label	Element	Value
Financial instruments credit-impaired [member]
Disclosure Of Valuation And Qualifying Accounts [Text Block]	bp_DisclosureOfValuationAndQualifyingAccountsTextBlock	Valuation and qualifying accounts

						$ million
		2021		2020		2019
	Trade and other receivables	Fixed asset investments	Trade and other receivables	Fixed asset investments	Trade and other receivables	Fixed asset investments
At 1 January	555	186	509	249	416	235
Charged to costs and expenses	136	3	214	103	206	28
Charged to other accounts[a]	(11)	—	2	—	(2)	—
Deductions	(96)	(20)	(170)	(166)	(111)	(14)
At 31 December	584	169	555	186	509	249
[a] Principally exchange adjustments.
Valuation and qualifying accounts relating to trade and other receivables comprise expected credit loss allowances. The expected credit loss allowance comprises $456 million (2020 $456 million, 2019 $414 million) relating to receivables that were credit-impaired at the end of the year and $128 million (2020 $99 million, 2019 $95 million) relating to receivables that were not credit-impaired at the end of the year. Whilst credit risk has decreased since 31 December 2020, there has also been a significant increase in the group's trade and other receivables balance. Therefore, the total expected credit loss allowances recognized as at 31 December 2021 have not significantly changed during the year.
Valuation and qualifying accounts relating to fixed asset investments comprise impairment provisions for investments in equity-accounted entities.
Valuation and qualifying accounts are deducted in the balance sheet from the assets to which they apply. For further information on the group's credit risk management policies and how the group recognizes and measures expected losses see Note 28.

Treasury Shares Held In Employee Share Ownership Plans [Member]
Number of shares outstanding	ifrs-full_NumberOfSharesOutstanding	133,707,000
Number of shares outstanding	ifrs-full_NumberOfSharesOutstanding	100,256,000
Number of shares outstanding	ifrs-full_NumberOfSharesOutstanding	82,491,000
Treasury shares	ifrs-full_TreasuryShares	$ 33,000,000
Treasury shares	ifrs-full_TreasuryShares	21,000,000
Treasury shares	ifrs-full_TreasuryShares	$ 24,000,000
Treasury Shares Held In Employee Share-based Payment Plans [Member] | UNITED STATES
Number of shares outstanding	ifrs-full_NumberOfSharesOutstanding	0
Number of shares outstanding	ifrs-full_NumberOfSharesOutstanding	2,000
Number of shares outstanding	ifrs-full_NumberOfSharesOutstanding	72,000
Treasury shares	ifrs-full_TreasuryShares	$ 0
Treasury shares	ifrs-full_TreasuryShares	0
Treasury shares	ifrs-full_TreasuryShares	$ 0
Treasury Shares Held By Parent [Member]
Number of shares outstanding	ifrs-full_NumberOfSharesOutstanding	1,037,201,000
Number of shares outstanding	ifrs-full_NumberOfSharesOutstanding	1,105,157,000
Number of shares outstanding	ifrs-full_NumberOfSharesOutstanding	1,163,077,000
Treasury shares	ifrs-full_TreasuryShares	$ 290,000,000
Treasury shares	ifrs-full_TreasuryShares	275,000,000
Treasury shares	ifrs-full_TreasuryShares	$ 259,000,000